EQUITY (Details Textuals 1) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 06, 2015	May. 31, 2014	Dec. 31, 2015 USD ($) € / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available under 2003 and 2014 Plan | shares					38,619,123
Unrecognized compensation expense | $			$ 82,700	$ 82,700
Recognition period of unrecognized compensation expense (in years)			1 year 11 months 12 days	1 year 11 months 12 days
Compensation expense upon plan modification | $						$ 823
Antidilutive securities excluded from computation of EPS | shares					28,200,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option (in dollars per share) | $ / shares				$ 2.13
Antidilutive securities excluded from computation of EPS | shares			2,641,000	2,641,000	625,000
Options | Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Number of options granted | shares			3,375,000	3,375,000
Ordinary shares vested and exercisable | shares			4,950,000	4,950,000
Compensation expense acceleration cost | $					$ 6,600
Stock option plan (the "2003 Plan") | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			4 years 6 months	4 years 6 months
Options expiration period			7 years	7 years
Exercise price of option (in dollars per share) | € / shares			$ 0.01
Stock option plan (the "2003 Plan") | Options | Employees and Service providers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock option granted		18.00%	11.00%	11.00%
2014 Equity Incentive Plan (the "2014 Plan") | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					4 years 6 months
Options expiration period					7 years
Unrecognized compensation expense | $			$ 75,400	$ 75,400
2014 Equity Incentive Plan (the "2014 Plan") | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					3 years
Unrecognized compensation expense | $			$ 7,300	$ 7,300